WEBSITE ACQUISITION AND INTANGIBLE ASSETS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Intangible assets, gross	$ 297,000	$ 592,000
Less: accumulated amortization	(75,883)	(22,666)
Intangible assets, net	221,117	569,334
Tradename
Intangible assets, gross	$ 32,000	150,000
Intangible asset, useful life	5 years
Customer relationships
Intangible assets, gross	$ 187,000	250,000
Intangible asset, useful life	5 years
Non-compete agreements
Intangible assets, gross	$ 78,000	$ 192,000
Non-compete agreements | Minimum [Member]
Intangible asset, useful life	5 years
Non-compete agreements | Maximum [Member]
Intangible asset, useful life	8 years